CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE 12 — CONCENTRATIONS

During the six months ended June 30, 2014, the Company recorded revenue from individual sales or services rendered of $104,000 (25%), $100,000 (24%), $100,000 (24%), $50,000 (12%) and $50,000 (12%) in excess of 10% of the Company’s total sales.
At June 30, 2014, approximately 94% of net accounts receivable was due from five customers broken down individually as follows; $295,000 (30%), $214,000 (21%), $175,000 (18%), $155,000 (15%), and $98,000 (10%).
During the six months ended June 30, 2014, approximately 23% of the Company’s inventory purchases were derived from two vendors.

  14 — CONCENTRATIONS

During the year ended December 31, 2013, the Company recorded individual sales of $83,000 (20%), $158,000 (39%) and $114,000 (28%) in excess of 10% of the Company’s total sales.

At December 31, 2013, approximately 79% of net accounts receivable was due from three customers and 37% of net accounts receivable was due from one customer.

During the year ended December 31, 2013, approximately 15% of the Company’s inventory purchases were derived from one vendor.